MORTGAGE LOANS ON REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Age Analysis of Loans by Property Type
The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and residential. Commercial mortgage loans include agricultural mortgage loans. The breakdown of mortgage loans on real estate by portfolio segment is as follows:

AS OF DEC. 31 US$ MILLIONS	2024	2023
Commercial mortgage loans	$9,891	$6,022
Residential mortgage loans	2,693	—
Total	12,584	6,022
Allowance for credit losses	(158)	(60)
Total, net of allowance	$12,426	$5,962
The Company’s commercial mortgage loan portfolio consists of loans collateralized by the related properties and diversified as to property type, location and loan size. The geographic categories come from the U.S. Census Bureau’s “Census Regions and Divisions of the United States”. The commercial mortgage loan portfolio is summarized by geographic region and property type as follows:

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	2024		2023
	Amount	Percentage	Amount	Percentage
Geographic distribution:
Pacific	$2,126	21%	$983	16%
Mountain	1,687	17%	1,336	22%
West North Central	302	3%	178	3%
West South Central	1,480	15%	1,122	19%
East North Central	1,084	11%	861	14%
East South Central	146	1%	49	1%
Middle Atlantic	677	7%	203	3%
South Atlantic	2,029	21%	1,097	18%
New England	149	2%	36	1%
Other (multi-region, non-US)	211	2%	157	3%
Total	$9,891	100%	$6,022	100%
Allowance for credit loss	(149)		(60)
Total, net of allowance	$9,742		$5,962

AS OF DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	2024		2023
	Amount	Percentage	Amount	Percentage
Property type distribution:
Agricultural	$447	5%	$—	—%
Apartment	2,533	25%	1,266	21%
Hotel	1,251	13%	1,012	17%
Industrial	1,930	20%	1,083	18%
Office	1,418	13%	990	16%
Parking	297	3%	413	7%
Retail	1,633	17%	832	14%
Storage	181	2%	132	2%
Other	201	2%	294	5%
Total	$9,891	100%	$6,022	100%
Allowance for credit loss	(149)		(60)
Total, net of allowance	$9,742		$5,962

Schedule of Allowance for Credit Losses	The rollforward of the allowance for credit losses for mortgage loans is shown below:

US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans
Balance as of Jan. 1, 2022	$(1)	$—
Provision	(40)	—
Balance as of Dec. 31, 2022	$(41)	$—
Provision	(19)	—
Balance as of Dec. 31, 2023	$(60)	$—
Provision	(89)	(9)
Balance as of Dec. 31, 2024	$(149)	$(9)
The rollforward of the allowance for credit losses for private loans is shown below:

US$ MILLIONS
Balance as of Jan. 1, 2022	$(12)
Provision	(16)
Balance as of Dec. 31, 2022	$(28)
Provision	(16)
Balance as of Dec. 31, 2023	$(44)
Provision	(56)
Write-offs charged against the allowance	1
Recoveries	2
Balance as of Dec. 31, 2024	$(97)

Schedule of Amortized Cost of Mortgage Loans by Year of Origination	The amortized cost of mortgage loans by year of origination by aging category are shown below:

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$569	$607	$2,428	$1,280	$961	$3,735	$9,580
30-59 days past due	—	25	4	—	10	48	87
60-89 days past due	—	—	50	30	—	—	80
Non-accrual	—	8	42	40	6	48	144
Residential mortgage loans:
Current	291	790	970	222	121	7	2,401
30-59 days past due	3	41	45	2	4	—	95
60-89 days past due	—	7	20	2	4	5	38
Non-accrual	3	51	76	18	8	3	159
Total mortgage loans on real estate	$866	$1,529	$3,635	$1,594	$1,114	$3,846	$12,584
Allowance for credit losses							(158)
Total, net of allowance							$12,426

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Commercial mortgage loans:
Current	$305	$1,750	$731	$490	$493	$2,115	$5,884
30-59 days past due	—	26	—	—	—	26	52
60-89 days past due	—	50	9	—	—	13	72
Non-accrual	—	—	—	—	—	14	14
Total mortgage loans on real estate	$305	$1,826	$740	$490	$493	$2,168	$6,022
Allowance for credit losses							(60)
Total, net of allowance							$5,962
The following table summarizes the credit ratings of our private loans:

AS OF DEC. 31 US$ MILLIONS	2024	2023
A or higher	$1,595	$20
BBB	692	29
BB and below	875	272
Unrated(1)	2,042	877
Total	$5,204	$1,198
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(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.